Schedule of depreciation of right of use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Depreciation	$ 184,816	$ 203,138	$ 718,635
Land Use Right [member]
IfrsStatementLineItems [Line Items]
Depreciation			25,166
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Depreciation	$ 184,816	$ 203,138	$ 693,469